Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Apr. 01, 2020 CNY (¥)	Apr. 01, 2019 CNY (¥)
Principal Accounting Policies [Line Items]
Contract with Customer, Asset		¥ 0	¥ 0
Contract with Customer, Liability					¥ 7,700	¥ 5,800
Contract with Customer, Liability, Revenue Recognized		7,700	5,000
Unearned Revenue		3,900
Cost of Revenue	$ 125,719	823,686	611,470	¥ 599,477
Advertising Expense		83,000	69,000	95,900
Short-term Investments [Member]
Principal Accounting Policies [Line Items]
Short-term investments used as collateral		118,500
Short-term and long-term borrowings collateralized by short-term investments		105,900
Cost of product sales [Member]
Principal Accounting Policies [Line Items]
Cost of Revenue		820,300	610,600	599,200
Cost of services [Member]
Principal Accounting Policies [Line Items]
Cost of Revenue		¥ 3,400	¥ 900	¥ 300
CNY [Member]
Principal Accounting Policies [Line Items]
Foreign Currency Exchange Rate		6.5713	7.0851
Convenience translation exchange rate		6.5518